Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of goodwill to cash-generating units - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of goodwill to cash-generating units [Abstract]
Proprietary	$ 30,313